INCOME TAX (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Federal:
Current
Deferred			$ (148,116)	$ (125,900)	$ (290,437)	$ (438,568)
State and local:
Current
Deferred			$ (43,520)	$ (36,992)	$ (85,337)	$ (128,862)
Change in valuation allowance			$ 191,636	$ 162,892	$ 375,774	$ 567,430
Income tax provision (benefit)